Adjusting Items Included in Taxation - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue [Abstract]
Impact of tax rate changes on deferred tax balances	£ 6	£ 4	£ 91
Tax on adjusting items	£ 105	£ 60	£ 119